Taxes and Other Receivables	12 Months Ended
Jun. 30, 2015
Taxes and Other Receivables [Abstract]
Taxes and other receivables
6	Taxes and other receivables

	June 30, 2015 $	June 30, 2014 $

Government grants receivable	9,820	562
Other receivables	16,011	9,010

	25,831	9,572

On June 15, 2014, the Company was granted a non-repayable financial contribution from the National Research Council of Canada Industrial Research Assistance Program (“IRAP”). The Company will be reimbursed for certain research and development costs to a maximum of $155,635 (CA$194,398) in the period from June 15, 2014 through June 15, 2017.

The total amount credited in the statement of operations for all IRAP grants for the year ended June 30, 2015 was $62,943 (2014 - $562).